PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Index Solution 2060 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 4.1%
38,592  Health Care Select
Sector SPDR Fund
$ 5,634,818
1.0
345,745
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
16,793,146
3.1
Total Exchange-Traded
Funds
(Cost $22,657,444)
22,427,964
4.1
MUTUAL FUNDS: 95.8%
Affiliated Investment Companies: 95.8%
627,740  Voya U.S. Bond Index
Portfolio - Class I
5,706,154
1.0
3,039,817  Voya VACS Index
Series Emerging
Markets Portfolio
35,748,250
6.5
10,824,225  Voya VACS Index
Series I Portfolio
128,591,794
23.5
3,439,618  Voya VACS Index
Series MC Portfolio
41,137,831
7.5
21,344,352  Voya VACS Index
Series S Portfolio
297,753,711
54.3
1,509,063  Voya VACS Index
Series SC Portfolio
16,207,332
3.0
Total Mutual Funds
(Cost $444,428,773)
525,145,072
95.8
Total Long-Term
Investments
(Cost $467,086,217)
547,573,036
99.9
Total Investments in
Securities
(Cost $467,086,217) $ 547,573,036 99.9
Assets in Excess of
Other Liabilities 654,703 0.1
Net Assets $ 548,227,739 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Index Solution 2060 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 22,427,964 $ — $ — $ 22,427,964
Mutual Funds 525,145,072 — — 525,145,072
Total Investments, at fair value $ 547,573,036 $ — $ — $ 547,573,036
Other Financial Instruments+
Futures 89,121 — — 89,121
Total Assets $ 547,662,157 $ — $ — $ 547,662,157
Liabilities Table
Other Financial Instruments+
Futures $ (49,041) $ — $ — $ (49,041)
Total Liabilities $ (49,041) $ — $ — $ (49,041)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ 2,726,356 $ 56,723 $ (2,780,156) $ (2,923) $ — $ 19,044 $ 11,771 $ —
Voya U.S. Bond Index Portfolio -
Class I
5,736,169 863,947 (991,313) 97,351 5,706,154 54,976 2,131 —
Voya VACS Index Series Emerging
Markets Portfolio
35,423,731 1,165,578 (2,030,748) 1,189,689 35,748,250 — 261,979 —
Voya VACS Index Series I Portfolio
128,787,950 4,214,010 (12,521,610) 8,111,444 128,591,794 — 2,442,172 —
Voya VACS Index Series MC
Portfolio
36,484,991 7,011,272 (693,121) (1,665,311) 41,137,831 — 171,480 —
Voya VACS Index Series S
Portfolio
294,473,099 23,117,178 (4,447,404) (15,389,162) 297,753,711 — 2,056,009 —
Voya VACS Index Series SC
Portfolio
19,355,068 1,122,290 (2,200,668) (2,069,358) 16,207,332 — 347,501 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
21,747,682 — (5,319,650) 365,114 16,793,146 254,116 (107,707) —
$ 544,735,046 $ 37,550,998 $ (30,984,670) $ (9,363,156) $ 541,938,218 $ 328,136 $ 5,185,336 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 27 06/20/25 $ 2,736,585 $ (45,885)
U.S. Treasury 5-Year Note 130 06/30/25 14,060,312 89,121

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Index Solution 2060 Portfolio
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
$ 16,796,897 $ 43,236
Short Contracts:
3-month SOFR (58) 09/16/25 $ (13,908,400) $ (2,645)
U.S. Treasury 2-Year Note (14) 06/30/25 (2,900,406) (511)
$ (16,808,806) $ (3,156)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 80,716,300
Gross Unrealized Depreciation (229,481)
Net Unrealized Appreciation $ 80,486,819